Financial Risk Management - Disaggregation of Structured Finance Loans and Advances (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2018	Mar. 31, 2017
Disclosure of credit risk exposure [line items]
Loans and advances	¥ 85,129,070	¥ 95,273,845
Real estate finance [member]
Disclosure of credit risk exposure [line items]
Loans and advances	2,421,408	2,222,530
Project finance [member]
Disclosure of credit risk exposure [line items]
Loans and advances	3,976,222	3,859,424
Other structured finance [Member]
Disclosure of credit risk exposure [line items]
Loans and advances	374,430	370,160
Structured finance [member]
Disclosure of credit risk exposure [line items]
Loans and advances	¥ 6,772,060	¥ 6,452,114